Derivative Financial Instruments Derivative Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2017
Derivative [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Consolidated Balance Sheets were as follows:

		September 30,
Asset Derivatives	Classification	2017	2016
Derivatives designated as hedging instruments:
Commodity swaps	Other receivables, net	$0.6	$0.1
Interest rate swaps	Deferred charges and other assets	0.4	—
Foreign exchange contracts	Other receivables, net	0.2	—
Total asset derivatives designated as hedging instruments		1.2	0.1
Derivatives not designated as hedging instruments:
Foreign exchange contracts	Other receivables, net	0.3	0.1
Total asset derivatives		$1.5	$0.2

		September 30,
Liability Derivatives	Classification	2017	2016
Derivatives designated as hedging instruments:
Foreign exchange contracts	Accounts payable	$2.3	$0.2
Foreign exchange contracts	Other long-term liabilities	0.3	0.1
Interest rate swaps	Other current liabilities	0.5	0.8
Interest rate swaps	Accrued interest	0.2	0.4
Commodity swaps	Accounts payable	—	0.1
Total liability derivatives designated as hedging instruments		3.3	1.6
Derivatives not designated as hedging instruments:
Foreign exchange contracts	Accounts payable	—	0.1
Total liability derivatives		$3.3	$1.7

Summary of Gain (Loss) Recognized in Income on Derivatives
During Fiscal 2017, 2016 and 2015, Spectrum Brands recognized the following gains and losses on derivatives associated with Spectrum Brands’ continuing operations:

		Fiscal
	Classification	2017	2016	2015
Foreign exchange contracts	Other (expense) income, net	$1.9	$3.1	$(4.9)